(Details) - USD ($)	6 Months Ended
	Jul. 06, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of continuing involvement in derecognised financial assets [line items]
Termination notice of accounts receivable securitization program	12 months
Recognised other long-term debt relating to financing program	$ 82,000,000		$ 0
Securitisations
Disclosure of continuing involvement in derecognised financial assets [line items]
Recognised assets representing continuing involvement in derecognised financial assets, program amount	125,000,000
Recognised trade accounts receivable transferred	117,000,000		123,000,000
Recognised other long-term debt relating to financing program	$ 82,000,000		$ 0
Minimum
Disclosure of continuing involvement in derecognised financial assets [line items]
Utilisation rate on other long-term debt within securitization program	1.60%
Maximum
Disclosure of continuing involvement in derecognised financial assets [line items]
Utilisation rate on other long-term debt within securitization program	4.00%	0.00%